Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,733,446)	$ (1,919,347)	$ (3,700,683)	$ (3,908,551)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense - discontinued operations			69,600
Bad debt recovery				(20,000)
Stock-based compensation and professional fees		8,474	14,125	156,047
Amortization of prepaid stock-based professional fees		67,550	90,067
Net realized loss on short-term investments	1,025	2,179		104,700
Net unrealized loss on equity investments		3,118	3,118	331,203
Equity shares earned for lock up agreement				(85,733)
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(101,399)	(50,071)	35,695	55,335
Interest receivable		(2,380)	(3,590)	(4,800)
Accounts payable and accrued expenses	299,889	683,874	339,272	(53,721)
Insurance payable
Deferred revenue	(36,051)	(36,051)	(72,102)	(72,102)
NET CASH USED IN OPERATING ACTIVITIES	(1,569,982)	(1,242,654)	(3,224,498)	(3,497,622)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sale of short-term investments	1,149,320	517,821
Purchase of short-term investments	(97,452)	(10,352,410)	(4,147,107)	66,707
Collection on note receivable				20,000
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	1,051,868	(9,834,589)	(4,147,107)	86,707
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from sale of common stock				4,940,948
Proceeds from sale of common stock and pre-funded warrants	1,673,216
Proceeds from exercise of pre-funded warrants	3
Purchase of treasury stock	(173,113)	(130,959)	(471,121)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,500,106	(130,959)	(471,121)	4,940,948
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	981,992	(11,208,202)	(7,842,726)	1,530,033
CASH AND CASH EQUIVALENTS - beginning of the period	3,524,308	11,367,034	11,367,034	9,837,001
CASH AND CASH EQUIVALENTS - end of the period	4,506,300	158,832	3,524,308	11,367,034
Cash paid during the period for:
Interest	3,729	3,518	4,869	2,199
Income taxes				25,159
Non-cash investing and financing activities:
Change in accumulated other comprehensive income	14,253	3,281	6,227
Cancellation of treasury stock		114,758
Increase in intangible assets and accounts payable and accrued expenses	$ 247,400
Common stock issued for future services				$ 135,100